GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of intangible assets, net
	December 31,
	2013	2014
	RMB	RMB
Unamortized intangible assets
Operating rights	2,509	2,509
Total intangible assets	2,509	2,509

Schedule of changes in the carrying amount of goodwill
	December 31,
	2013	2014
	RMB	RMB

Gross goodwill as of January 1	51,819	51,819
Accumulated impairment losses	-	-

Net goodwill as of December 31	51,819	51,819